PROVISIONS, CONTINGENCIES AND COMMITMENTS	6 Months Ended
Jun. 28, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS, CONTINGENCIES AND COMMITMENTS
PROVISIONS, COMMITMENTS AND CONTINGENCIES
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2018	223	29	252
Charged/(credited) to profit or loss:
Additional provisions recognised	21	1	22
Unused amounts reversed	(12)	—	(12)
Utilised during the period	(71)	—	(71)
Translation	—	(1)	(1)
Balance as at 28 June 2019	161	29	190
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[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.
During the six months ended 28 June 2019, the Group recorded new provisions totalling €21 million in connection with restructuring activities. These restructuring activities were primarily related to labour productivity and commercial re-organisation programmes in Germany.
Commitments
There have been no significant changes in commitments since 31 December 2018. Refer to Note 20 of the 2018 Consolidated Financial Statements for further details about the Group’s commitments.
Contingencies
There have been no significant changes in contingencies since 31 December 2018. Refer to Note 20 of the 2018 Consolidated Financial Statements for further details about the Group’s contingencies.